INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2023
INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT
INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT

25.INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT

The Company monitors capital based on the carrying amount of equity, borrowings, leases and convertible notes which totals $111,899 as at December 31, 2023 ($133,673 in 2022).

The objective of the Company’s capital management is to preserve its ability to continue its operations and its program of acquisition, exploration, evaluation and development of mineral properties and the Battery Material Plant project. It manages its capital structure and adjusts based on economic conditions and risk characteristics of underlying assets.

The Company is not subject to externally imposed capital requirements. Changes in capital are described in the consolidated statements of changes in equity and notes 13, 14 and 15.

The properties in which the Company currently has an interest are in the development stage; as such, the Company is dependent on external financing to fund its activities. To carry out the planned development and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed.